Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities
Net loss for the year	$ (9,399)		$ (9,528)		$ (11,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	80		(77)		76
Depreciation of property and equipment	178		174		190
Stock compensation expense	841		1,172		301
Loss on sale of fixed assets	1				5
Interest on principal shareholder convertible loan	57		46		73
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	2,159		(1,841)		1,923
Decrease (increase) in other current assets	(98)		(18)		347
Decrease (increase) in inventories	30		(288)		420
Increase (decrease) in trade payables	(943)		599		(1,236)
Increase (decrease) in other payables and accrued expenses	(379)		581		197
Net cash used in operating activities	(7,473)		(9,180)		(8,811)
Investing activities:
Purchase of property and equipment	(117)		(84)		(501)
Net cash used in investing activities	(117)		(84)		(501)
Financing activities:
Proceeds from short term loans			218		1,151
Repayment of short term loans			(392)		(1,139)
Proceeds from issuance of shares and warrants, net of issuance expenses			4,949
Proceeds from principal shareholder convertible loan	4,000		7,500		10,599
Net cash provided by financing activities	4,000		12,275		10,611
Net increase (decrease) in cash and cash equivalents	(3,590)		3,011		1,299
Cash and cash equivalents, beginning of year	5,194	[1]	2,183		884
Cash and cash equivalents, end of year	1,604	[1]	5,194	[1]	2,183
Non cash investing activities:
Purchase of property and equipment	77		45
Non cash financing activities:
Conversion of loans	5,058		8,546		8,645
Cash paid during the year for:
Interest			$ 4		$ 19

[1]	As of December 31, 2014, US$50 thousand (2013: US$56 thousand) is deposited in NIS bearing an average annual interest of 0.02% (2013: 0.15%). US$42 thousand (2013: US$42 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.